COMMITMENTS AND CONTINGENCIES (Details)	Jan. 01, 2018 USD ($) Unit	Dec. 31, 2020	Dec. 31, 2019
Annual contractual payments to Cargill for procurement of corn	$ 60,000
Number Of Installments | Unit	4
Progold Limited Liability Company [Member]
Ownership percentage remaining for purchase under Consent Agreement	1.00%
Portion of costs that have not been paid and the Cooperative would be required to pay	1.00%
Progold Limited Liability Company [Member] | Co Venturer [Member]
Ownership percentage available to be purchased under Consent Agreement	50.00%	50.00%	50.00%
Number of years interest is available for purchase	4 years
Minimum [Member] | Progold Limited Liability Company [Member]
Purchase price	$ 1,300,000
Maximum [Member] | Progold Limited Liability Company [Member]
Purchase price	$ 1,700,000